SCHEDULE OF BUSINESS ACQUISITION BY PRO FORMA (Details) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Merger
Revenues	$ 3,015,203	$ 3,573,186
Net loss	$ (27,868,528)	$ 3,407,485
Net loss per share	$ (3.26)	$ 0.41